Share-based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of share options
Exercised (in shares)	(329,000)	(2,107,000)	(563,000)
HCML Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)	18,554,850	11,264,120	10,395,960
Granted (in shares)	2,315,000	10,606,260	1,500,000
Exercised (in shares)	(329,000)	(2,107,080)	(563,090)
Cancelled (in shares)	(1,012,110)	(1,208,450)	(68,750)
Expired (in shares)	(96,180)
Outstanding as at end of period (in shares)	19,432,560	18,554,850	11,264,120	10,395,960
Vested and exercisable (in shares)	10,139,170	8,032,040	9,514,120
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)	£ 3.31	£ 1.77	£ 1.50
Granted (in GBP per share)	3.18	4.69	3.11
Exercised (in GBP per share)	0.61	1.40	0.52
Cancelled (in GBP per share)	4.61	4.30	0.61
Expired (in GBP per share)	4.65
Outstanding balance as at end of period (in GBP per share)	3.27	3.31	1.77	£ 1.50
Vested and exercisable (in GBP per share)	£ 2.39	£ 1.68	£ 1.55
Weighted average remaining contractual life
Outstanding (in years)	6 years 8 months 1 day	7 years 4 months 6 days	6 years 3 months 14 days	6 years 9 months 7 days
Vested and exercisable (in years)	4 years 10 months 20 days	4 years 10 months 2 days	5 years 9 months 21 days
Aggregate intrinsic value
Outstanding (in GBP)	£ 18,668	£ 15,158	£ 43,158	£ 7,900
Vested and exercisable (in GBP)	£ 16,654	£ 14,843	£ 38,508